Statements of Stockholders' Equity - Graphite Bio, Inc. - USD ($) $ in Thousands	Total	Graphite Bio, Inc.	Class A Common Stock	Class A Common Stock Graphite Bio, Inc.	Additional Paid-in Capital	Additional Paid-in Capital Graphite Bio, Inc.	Accumulated Deficit	Accumulated Deficit Graphite Bio, Inc.	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Graphite Bio, Inc.
Beginning balance at Dec. 31, 2021	$ (14,214)	$ 384,050	$ 1	$ 1	$ 251	$ 525,400	$ (14,466)	$ (141,351)	$ 0
Beginning balance, Shares at Dec. 31, 2021				58,010,823
Exercise of stock options	135	20	$ 9		126	20
Exercise of stock options (in shares)			272,026	67,196
Common stock issued under ESPP		656				656
Common stock issued under ESPP, Shares				333,155
Share-based compensation	721	13,534			721	13,534
Unrealized loss on investments in marketable securities		(1,048)								$ (1,048)
Vesting of early exercised stock options		131				131
Repurchase of unvested early exercised stock options, Shares				(189,414)
Net loss and comprehensive loss		(102,100)
Net loss	(10,811)	(101,052)					(10,811)	(101,052)
Ending balance at Dec. 31, 2022	(24,169)	296,291	$ 10	$ 1	1,098	539,741	(25,277)	(242,403)	0	(1,048)
Ending balance, Shares at Dec. 31, 2022				58,221,760
Exercise of stock options	76	100			76	100
Exercise of stock options (in shares)			110,647	101,900
Common stock issued under ESPP		157				157
Common stock issued under ESPP, Shares				65,222
Repurchase of founders' shares, shares				(152,694)
Share-based compensation	1,343	10,574			1,343	10,574
Unrealized loss on investments in marketable securities		1,048								$ 1,048
Vesting of early exercised stock options		63				63
Repurchase of unvested early exercised stock options, Shares				(227,792)
Net loss and comprehensive loss		(123,603)
Net loss	(69,968)	(124,651)					(69,968)	(124,651)
Ending balance at Dec. 31, 2023	$ (92,712)	$ 183,582	$ 10	$ 1	$ 2,517	$ 550,635	$ (95,245)	$ (367,054)	$ 6
Ending balance, Shares at Dec. 31, 2023				58,008,396